Net Loss Per Share - Summary of Calculation of Basic and Diluted Net Loss Per Share applicable to Common Stockholders (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (4,494,563)	$ (4,639,939)	$ (4,640,601)	$ (4,471,197)	$ (2,636,179)	$ (2,637,068)	$ (13,775,103)	$ (9,744,444)	$ (14,786,063)	$ (2,847,894)
Denominator:
Weighted average number of common share basic	25,227,051			25,143,559			25,219,931	15,868,421	18,209,198	8,212,581
Weighted average number of common share Diluted	25,227,051			25,143,559			25,219,931	15,868,421	18,209,198	8,212,581
Net loss per share applicable to common stockholders - basic	$ (0.18)			$ (0.18)			$ (0.55)	$ (0.61)	$ (0.81)	$ (0.35)
Net loss per share applicable to common stockholders - diluted	$ (0.18)			$ (0.18)			$ (0.55)	$ (0.61)	$ (0.81)	$ (0.35)